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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-07816

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                                PCM Fund, Inc.
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

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                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

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       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: December 31

         Date of reporting period: July 1, 2012 through June 30, 2013

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Item 1. Proxy Voting Record

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :            811-07816

Name of Registrant:    PCM Fund, Inc.


Address of Principal Executive Offices:
                       1633 Broadway
                       New York, New York 10019
Name and address of agent of service:
                       Allianz Global Investors Fund Management LLC
                       PCM Fund, Inc.
                       1633 Broadway
                       New York, New York 10019

Registrant's telephone number including area code:
                       212-739-3000

Date of reporting period:
                       07/01/2012    -   06/30/2013









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Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant : PCM Fund, Inc.

Fund Name : PCM Fund, Inc.



________________________________________________________________________________
SemGroup Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
SEMG       CUSIP 81663A105          05/22/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Director           Mgmt       For        For        For
1.2        Elect Director           Mgmt       For        For        For
1.3        Elect Director           Mgmt       For        For        For
1.4        Elect Director           Mgmt       For        For        For
1.5        Elect Director           Mgmt       For        For        For
1.6        Elect Director           Mgmt       For        For        For
1.7        Elect Director           Mgmt       For        For        For
2          Approve Remuneration     Mgmt       For        For        For
            Report

3          Approve Qualified        Mgmt       For        For        For
            Employee Stock
            Purchase
            Plan

4          Ratify Auditors          Mgmt       For        For        For




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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PCM Fund, Inc.

By (Signature and Title)*:  /s/ Brian Shlissel
                            ------------------------------------
                            Name: Brian Shlissel
                            Title: President and Chief Executive Officer

Date: August 27, 2013

* Print the name and title of each signing officer under his or her signature.